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1933 Act Rule 497(e)

1933 Act File No. 333-104218

1940 Act File No. 811-21328

June 12, 2013

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	SMA Relationship Trust (“Registrant”)
File Nos. 333-104218 and 811-21328

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”).  The XBRL exhibits reflect the Item 4 risk/return summary disclosure that was included in the supplement relating to the prospectus dated April 30, 2013, for Series S, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on May 24, 2013 (Accession No. 0001450791-13-000108) pursuant to Rule 497(e) under the 1933 Act.

Please direct any questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr.